Summary Of Significant Accounting Policies - Additional Information (Detail)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 03, 2021 TRANCHE	Feb. 28, 2021 Day	Sep. 30, 2021 USD ($) CONTRACT shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) SEGMENT TRANCHE REPORTABLESEGMENT CONTRACT shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Advertising costs							$ 500,000	$ 200,000
Contract with Customer, Asset			$ 2,313,000		$ 2,313,000		3,796,000
Revenues			7,937,000	$ 5,317,000	22,596,000	$ 14,728,000	21,135,000	13,713,000
Revenue recognized from performance obligations satisfied over time							0
Accounts Receivable, Allowance for Credit Loss, Current			0		0		$ 0	0
Revenue, Performance Obligation Satisfied over Time, Change in Estimate, Increase (Decrease) in CosttoCost			$ 1,600,000	4,000,000.0	$ 1,600,000	4,000,000.0
Number of contracts | CONTRACT			2		2
Adjustment in engineering and systems integration costs			$ 6,300,000		$ 6,300,000
Number of operating segments | SEGMENT					1
Number of reportable segments | REPORTABLESEGMENT					1
Number of tranches	2	2			3
Options outstanding | shares			420		420		891
Transaction costs			$ 19,200,000		$ 19,200,000
Payments of transaction costs					291,000	0
Compensation cost			28,493,000	$ 550,000	29,265,000	$ 1,692,000
Accumulated deficit			$ (476,304,000)		$ (476,304,000)		$ (223,984,000)	(203,799,000)
Revision of Prior Period, Error Correction, Adjustment [Member]
Compensation cost							3,000.0	100,000
Additional paid-in capital									$ 400,000
Accumulated deficit							$ 500,000	$ 500,000
Maximum [Member]
Equity Method Investment, Ownership Percentage							50.00%
Minimum [Member]
Equity Method Investment, Ownership Percentage							20.00%
Gen3 satellites [Member]
Revenues							$ 1,500,000
Estimated contract losses							6,600,000
Current Asset Member [Member]
Contract with Customer, Asset							$ 300,000
Two Thousand Stock Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Number of shares authorized for issuance under share-based payment arrangement. | shares							8,960,602
Two Thousand Fourteen Stock incentive plan [Member]
Number of shares authorized for issuance under share-based payment arrangement. | shares							146,721
Common Class A [Member]
Options outstanding | shares			3,900,000		3,900,000